Changes in the Corporation's liability of estimated losses associated with customary respresentations and warranties related to loans sold by E-LOAN (Detail) (Indemnification Guarantee Member, E Loan [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Indemnification Guarantee Member | E Loan [Member]
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 7,740	$ 10,625
Provision (reversal) for representations and warranties	267	(1,836)
Net charge-offs / terminations	(1,431)	(1,049)
Balance as of end of period	$ 6,576	$ 7,740